Summary of Significant Accounting Policies (Details) - Schedule of Activity for the Subscription Agreement Liability - Subscription Agreement Liability [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Fair value upon issuance	729,900
Change in fair value	134,100
Balance at ending	$ 864,000